Organization (Details Textual) (USD $)	0 Months Ended		1 Months Ended
	Sep. 25, 2013	Mar. 26, 2014	Mar. 21, 2014	Mar. 26, 2014	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Common Stock, Par or Stated Value Per Share	$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding	5,000,000				4,804,290	4,650,000	2,000,000
Stockholders' Equity Note, Changes in Capital Structure, Subsequent Changes to Number of Common Shares	2,000,000
Stockholders' Equity, Reverse Stock Split	1-for-2.5 reverse stock split
IPO [Member]
Initial Public Offering Units		2,650,000	2,650,000	2,650,000
Initial Public Offering Price Per Unit		$ 7.25	$ 7.25	$ 7.25		$ 7.25